Expenses by nature (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Research and development [Abstract]
External research and development expenses		$ 6,728,000	$ 5,207,000	$ 21,651,000	$ 16,521,000
Employee expenses	[1],[2]	1,606,000	1,812,000	4,964,000	4,857,000
Depreciation		5,000	8,000	16,000	28,000
Other expenses		58,000	61,000	179,000	164,000
Total research and development expenses		8,397,000	7,088,000	26,810,000	21,570,000
General and administrative [Abstract]
External costs		3,016,000	1,725,000	7,253,000	5,834,000
Employee expenses	[2],[3]	1,134,000	834,000	3,084,000	2,450,000
Depreciation		74,000	72,000	221,000	209,000
Total general and administrative expenses		4,224,000	2,631,000	10,558,000	8,493,000
Total operating expenses		12,621,000	9,719,000	37,368,000	30,063,000
Share based compensation expense (benefit) included in employees expenses for employees in research and development department		100,000	400,000	200,000	1,000,000
Share-based compensation expense (benefit) included in employees expenses for employees in general and administrative department		100	200,000	200,000	700,000
Foreign exchange gain/loss [Abstract]
Foreign exchange gain/(loss)		$ (1,845,000)	$ 1,833,000	(58,000)	$ 232,000
Loss before tax higher/lower related to translation of cash held				$ 3,400,000

[1]	Included in employee expenses is a share based compensation expense of $0.1 million and $0.2 million for the three and nine months ended September 30, 2024, respectively, relating to employees in the research and development department (three and nine months ended September 30, 2023, $0.4 million and $1.0 million, respectively).
[2]	Includes termination expenses incurred in the nine months ended September 30, 2024.
[3]	Included in employee expenses is share based compensation expense of $0.1 million and $0.2 million for the three and nine months ended September 30, 2024, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2023, $0.2 million and $0.7 million, respectively).